CAPITAL STOCK - Disclosure of detailed information about restricted share units (Details) - Share	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units, beginning of period	1,076,000	958,500
Granted	470,000	430,000
Vested	(326,500)
Expired/Cancelled	0
Restricted share units, end of period	1,219,500	1,076,000
December 31, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units, beginning of period	312,500
Granted	0
Vested	(312,500)
Expired/Cancelled	0
Restricted share units, end of period	0	312,500
December 31, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units, beginning of period	312,500
Granted	0
Vested	0
Expired/Cancelled	0
Restricted share units, end of period	312,500	312,500
November 18, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units, beginning of period	21,000
Granted	0
Vested	(14,000)
Expired/Cancelled	0
Restricted share units, end of period	7,000	21,000
December 31, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units, beginning of period	430,000
Granted	0
Vested	0
Expired/Cancelled	0
Restricted share units, end of period	430,000	430,000
December 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units, beginning of period	0
Granted	470,000
Vested	0
Expired/Cancelled	0
Restricted share units, end of period	470,000	0